UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46237

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 82.73%
number of shares		market value
	AEROSPACE/DEFENSE - 4.14%
46,800	Moog, Inc. - Class A *	$1,949,220
45,800	Teledyne Technologies, Inc. *	1,714,752

		3,663,972

	BUILDING & CONSTRUCTION PRODUCTS - 0.81%
15,100	NCI Building Systems, Inc. *	720,874

	BUILDING PRODUCTS - LIGHT FIXTURES - 1.97%
24,800	The Genlyte Group, Inc. *	1,749,640

	CHEMICALS - SPECIALTY - 0.91%
55,800	Tronox, Inc. - Class A	803,520

	COAL - 2.14%
55,300	Foundation Coal Holdings, Inc.	1,899,002

	COMMERCIAL BANKS - WESTERN US - 3.96%
51,700	Cathay General Bancorp	1,756,766
56,100	Sterling Financial Corp.	1,749,759

		3,506,525

	COMMERCIAL SERVICES - FINANCE - 2.23%
50,200	Macquarie Infrastructure Co. Trust	1,972,860

	COSMETICS & TOILETRIES - 1.05%
40,600	Alberto-Culver Co.	928,928

	ELECTRIC UTILITIES - 1.92%
65,900	Cleco Corp.	1,702,197

	ELECTRONICS COMPONENTS - MISCELLANEOUS - 1.88%
80,700	Benchmark Electronics, Inc. *	1,667,262

	ENGINEERING / R&D SERVICES - 1.98%
41,200	URS Corp. *	1,754,708

	ENTERPRISE SOFTWARE/SERVICES - 2.78%
48,000	ManTech International Corp. - Class A *	1,603,680
16,600	Hyperion Solutions Corp. *	860,378

		2,464,058

	FIDUCIARY BANKS - 1.98%
62,800	Boston Private Financial Holdings, Inc.	1,753,376

	FINANCE - INVESTMENT BANKER/BROKER - 1.97%
39,300	Stifel Financial Corp. *	1,740,990

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 82.73% (continued)

number of shares		market value
	GENERAL CONTRACTORS - 2.03%
49,400	Layne Christensen Co. *	$1,799,148

	HEALTH CARE FACILITIES - 1.93%
166,700	Five Star Quality Care, Inc. *	1,713,676

	HOTELS & MOTELS - 4.28%
78,300	The Marcus Corp.	1,821,258
33,000	Orient-Express Hotels, Ltd. - Class A	1,974,060

		3,795,318

	INDUSTRIAL AUTOMATION/ROBOTICS - 0.98%
20,200	Hurco Companies, Inc. *	865,570

	INTIMATE APPAREL - 2.15%
67,000	The Warnaco Group, Inc. *	1,902,800

	LONG DISTANCE CARRIERS - 1.84%
116,200	General Communication, Inc. - Class A *	1,626,800

	MACHINERY - GENERAL INDUSTRY - 2.05%
13,800	The Middleby Corp.	1,819,392

	MACHINERY TOOLS & RELATED PRODUCTS - 2.13%
27,900	Kennametal, Inc.	1,886,319

	NON-FERROUS METALS - 2.00%
19,500	RTI International Metals, Inc. *	1,774,695

	OFFICE FURNISHINGS - ORIGINAL - 2.32%
86,400	Knoll, Inc.	2,058,912

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.69%
17,300	Unit Corp. *	875,207
38,200	Whiting Petroleum Corp. *	1,505,462

		2,380,669

	OIL FIELD MACHINERY & EQUIPMENT - 1.13%
10,400	Hydril *	1,000,896

	OIL - FIELD SERVICES - 2.09%
57,800	Oil States International, Inc. *	1,854,802

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 82.73% (continued)

number of shares		market value
	PAPER & RELATED PRODUCTS - 0.95%
34,316	Longview Fibre Co.	$845,203

	PROCESSED & PACKAGED GOODS - 2.19%
49,102	J & J Snack Foods Corp.	1,939,038

	PROPERTY/CASUALTY INSURANCE - 2.01%
96,700	Seabright Insurance Holdings *	1,779,280

	RETAIL - APPAREL/SHOE - 2.03%
32,200	The Children's Place Retail Stores, Inc. *	1,795,472

	SOFTWARE & PROGRAMMING - 2.10%
64,700	SI International, Inc. *	1,857,537

	STEEL PIPE & TUBE - 2.26%
50,200	Northwest Pipe Co. *	1,999,466

	STEEL - PRODUCERS - 1.94%
86,100	Claymont Steel Holdings, Inc. *	1,715,973

	STEEL & IRON - 1.13%
15,600	Cleveland-Cliffs, Inc.	998,556

	TECHNICAL SERVICES - 2.26%
30,100	Washington Group International, Inc. *	1,999,242

	TELECOMMUNICATIONS SERVICES - 1.91%
84,800	Iowa Telecommunications Services, Inc.	1,696,000

	TRANSPORT - MARINE - 2.15%
59,809	Genco Shipping & Trading, Ltd. *	1,900,730

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 82.73% (continued)

number of shares		market value
	TRANSPORT - SERVICES - 4.46%
71,500	Arlington Tankers, Ltd.	$1,705,990
68,400	Horizon Lines, Inc. - Class A	2,244,888

		3,950,878

	Total Common Stocks (cost $62,698,287)	73,284,284

REITs - 8.41%
number of shares		market value
	REITS - DIVERSIFIED - 0.89%
37,300	Lexington Realty Trust	$788,149

	REITS - HOTELS - 2.93%
39,100	LaSalle Hotel Properties	1,812,676
28,900	Sunstone Hotel Investors, Inc.	787,814

		2,600,490

	REITS - OFFICE PROPERTY - 0.86%
21,400	Maguire Properties, Inc.	760,984

	REITS - RESIDENTIAL - 1.86%
36,000	Post Properties, Inc.	1,646,280

	REITS - RETAIL - 1.87%
57,600	Getty Realty Corporation	1,655,424

	Total REITs (cost $6,856,282)	7,451,327

SHORT TERM INVESTMENTS - 8.43%
number of shares		market value
7,471,748	Timothy Plan Money Market Fund, 4.51% (A) (B)	$7,471,748

	Total Short Term Investments (cost $7,471,748)	7,471,748

	TOTAL INVESTMENTS (cost $77,026,317) - 99.57%	$88,207,359

	OTHER ASSETS LESS LIABILITIES - 0.43%	379,576

	NET ASSETS - 100.00%	$88,586,935

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007.

	Gross Unrealized Appreciation	$12,115,916
	Gross Unrealized Depreciation	(934,874)

	Net Unrealized Gain/(Loss)	$11,181,042

	Cost of Investments	$77,026,317

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 91.44%
number of shares		market value
	AEROSPACE/DEFENSE - 1.96%
31,500	Rockwell Collins, Inc.	$2,108,295

	BUSINESS SERVICES - 2.04%
91,100	Jack Henry & Associates, Inc.	2,190,955

	COMMERCIAL BANKS - SOUTHERN US - 3.73%
42,600	BB&T Corp.	1,747,452
32,900	Compass Bancshares, Inc.	2,263,520

		4,010,972

	COMMERCIAL BANKS - WESTERN US - 1.86%
23,700	Zions Bancorporation	2,003,124

	COSMETICS & TOILETRIES - 1.88%
30,300	Colgate-Palmolive Co.	2,023,737

	DATA PROCESSING/MANAGEMENT - 1.90%
42,300	Automatic Data Processing, Inc.	2,047,320

	DIVERSIFIED MANUFACTURING OPERATIONS - 3.91%
47,500	Cooper Industries Ltd. - Class A	2,137,025
34,400	ITT Corp.	2,075,008

		4,212,033

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.01%
50,200	Emerson Electric Co.	2,163,118

	ELECTRIC - UTILITIES - 4.28%
28,600	Constellation Energy Group	2,486,770
57,900	Southern Co.	2,122,035

		4,608,805

	ELECTRIC SERVICES - 1.99%
24,100	Dominion Resources, Inc.	2,139,357

	FABRICATED PLATE WORK (BOILER SHOPS) - 1.94%
42,600	McDermott International, Inc. *	2,086,548

	FINANCE - INVESTMENT BANKER/BROKER - 1.89%
13,500	The Bear Stearns Companies, Inc.	2,029,725

	FINANCE SERVICES - 4.14%
83,200	First Data Corp.	2,238,080
44,100	Lazard Ltd. - Class A	2,212,938

		4,451,018

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 91.44% (continued)

number of shares		market value
	FIRE, MARINE & CASUALTY INSURANCE - 3.89%
36,800	ACE Ltd.	$2,099,808
61,500	Axis Capital Holdings Ltd.	2,082,390

		4,182,198

	FOOD - DAIRY PRODUCTS - 1.80%
41,500	Dean Foods Co.	1,939,710

	INDUSTRIAL METALS & MINING - 2.12%
63,600	Titanium Metals Corp. *	2,281,968

	INSURANCE BROKERS - 1.92%
52,200	Willis Group Holdings Ltd.	2,066,076

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 7.85%
25,300	AllianceBernstein Holding LP	2,239,050
12,600	BlackRock, Inc.	1,969,506
59,300	Eaton Vance Corp.	2,113,452
17,600	Franklin Resources, Inc.	2,126,608

		8,448,616

	MACHINERY - CONSTRUCTION & MINING - 1.17%
17,500	Terex Corp. *	1,255,800

	MEDICAL DRUGS - 1.91%
18,500	Allergan, Inc.	2,050,170

	MEDICAL PRODUCTS - 2.13%
26,800	Zimmer Holdings, Inc. *	2,288,988

	METAL - DIVERSIFIED - 1.30%
21,100	Freeport-McMoRan Copper & Gold, Inc.	1,396,609

	METAL PROCESSORS & FABRICATION - 2.24%
23,200	Precision Castparts Corp.	2,413,960

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.10%
29,200	Apache Corp.	2,064,440
40,100	Murphy Oil Corp.	2,141,340
43,100	XTO Energy, Inc.	2,362,311

		6,568,091

	OIL COMPANY - INTEGRATED - 10.06%
31,000	ConocoPhillips	2,118,850
57,200	Exxon Mobil Corp.	4,315,740
22,500	Marathon Oil Corp.	2,223,675
43,800	Occidental Petroleum Corp.	2,159,778

		10,818,043

	RETAIL - BEDDING - 1.89%
50,600	Bed, Bath & Beyond, Inc. *	2,032,602

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 91.44% (continued)

number of shares		market value
	RETAIL - JEWELRY - 2.19%
51,800	Tiffany & Co.	$2,355,864

	TECHNICAL SERVICES - 2.06%
105,000	Cadence Design Systems, Inc. *	2,211,300

	TELECOMMUNICATION EQUIPMENT - 2.12%
44,700	Harris Corp.	2,277,465

	TELEPHONE - INTEGRATED - 1.99%
34,600	ALLTEL Corp.	2,145,200

	TRANSPORT - RAIL - 1.48%
19,800	Burlington Northern Santa Fe Corp.	1,592,514

	TRANSPORT - SERVICES - 1.82%
18,200	FedEx Corp.	1,955,226

	WATER - 1.87%
89,866	Aqua America, Inc.	2,017,492

	Total Common Stocks (cost $79,440,421)	98,372,899

REITs - 3.41%
number of shares		market value
	REITS - DIVERSIFIED - 1.38%
30,900	Equity Residential	1,490,307

	REITS - HEALTHCARE - 2.03%
60,600	Health Care Property Investors, Inc.	2,183,418

	Total REITs (cost $3,828,845)	3,673,725

SHORT-TERM INVESTMENTS - 3.69%
number of shares		market value
3,965,171	Timothy Plan Money Market Fund, 4.51% (A) (B)	3,965,171

	Total Short-Term Investments (cost $3,965,171)	3,965,171

	TOTAL INVESTMENTS (cost $87,234,437) - 98.54%	106,011,795

	OTHER ASSETS LESS LIABILITIES - 1.46%	1,569,603

	NET ASSETS - 100.00%	$107,581,398

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007.

	Gross Unrealized Appreciation	$19,192,383
	Gross Unrealized Depreciation	(415,025)

	Net Unrealized Gain/(Loss)	$18,777,358

	Cost of Investments	$87,234,437

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

Bonds and Notes - 96.40%
par value		market value
	CORPORATE BONDS - 46.62%
$750,000	Alcoa, Inc., 5.87%, 02/23/2022 (A)	$746,634
800,000	American General Finance Corp., 5.375%, 10/01/2012	804,518
750,000	American Movil SA de CV, 6.375%, 03/01/2035	742,544
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	788,368
250,000	Appalachian Power Co., 3.60%, 05/15/2008	245,338
200,000	Archer-Daniels-Midland Co., 6.625%, 05/01/2029	216,071
750,000	Assurant, Inc., 5.625%, 02/15/2014	750,486
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	768,395
500,000	Canadian National Resources Ltd., 5.70%, 05/15/2017	498,636
500,000	CIT Group, Inc., 5.00%, 02/13/2014	486,560
750,000	CRH America, Inc., 6.00%, 09/30/2016	761,642
500,000	Deutsche Telekom International Finance BV, 3.875%, 07/22/2008	491,604
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	928,266
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	771,485
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	492,913
750,000	ERP Operating LP, 5.125%, 03/15/2016	732,737
750,000	FedEx Corp., 5.50%, 08/15/2009	756,141
800,000	FPL Group Capital, Inc., 5.551%, 02/16/2008	800,998
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	725,483
500,000	Huntington National Bank, 3.125%, 05/15/2008	488,560
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	200,211
250,000	International Paper Co., 4.25%, 01/15/2009	245,456
300,000	Jersey Central Power & Light Co., 6.75%, 11/01/2025	302,441
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	726,466
750,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	773,046
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	254,306
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	733,814
500,000	Oneok, Inc., 5.20%, 06/15/2015	476,683
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	291,708
250,000	Republic New York Capital II, 7.53%, 12/04/2026	259,933
750,000	SLM Corp., 4.00%, 01/15/2010	730,387
500,000	Spectra Energy Capital LLC, 5.668%, 08/15/2014	495,496
750,000	Telecom Italia Capital SA, 4.00%, 11/15/2008	735,491
300,000	Unitrin, Inc., 4.875%, 11/01/2010	295,243
300,000	Unitrin, Inc., 5.75%, 07/01/2007	300,167
750,000	Willis North America, Inc., 6.20%, 03/28/2017	753,033
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	141,233

	Total Corporate Bonds (cost $20,702,154)	20,712,493

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

Bonds and Notes - 96.40% (Cont.)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 49.78%
$269,089	GNMA Pool 3584, 6.00%, 07/20/2034	$272,742
634,700	GNMA Pool 3612, 6.50%, 09/20/2034	650,891
1,762,805	GNMA Pool 3625, 6.00%, 10/20/2034	1,785,893
693,910	GNMA Pool 3637, 5.50%, 11/20/2034	689,956
1,081,613	GNMA Pool 3665, 5.50%, 01/20/2035	1,074,980
614,992	GNMA Pool 3679, 6.00%, 02/20/2035	622,644
1,447,190	GNMA Pool 3711, 5.50%, 05/20/2035	1,438,315
1,903,270	GNMA Pool 3865, 6.00%, 06/20/2036	1,926,331
1,465,867	GNMA Pool 3910, 6.00%, 10/20/2036	1,483,629
100,942	GNMA Pool 585163, 5.00%, 02/15/2018	100,229
105,967	GNMA Pool 585180, 5.00%, 02/15/2018	105,219
100,467	GNMA Pool 592492, 5.00%, 03/15/2018	99,758
92,504	GNMA Pool 599821, 5.00%, 01/15/2018	91,851
1,177,885	GNMA Pool 604182, 5.50%, 04/15/2033	1,173,341
246,294	GNMA Pool 781694, 6.00%, 12/15/2031	250,357
3,000,000	US Treasury Bond, 12.00%, 08/15/2013	3,286,758
1,000,000	US Treasury Bond, 5.375%, 02/15/2031	1,066,407
745,000	US Treasury Note, 3.375%, 09/15/2009	724,659
1,715,000	US Treasury Note, 4.25%, 10/15/2010	1,700,330
760,000	US Treasury Note, 4.50%, 02/28/2011	759,199
20,000	US Treasury Note, 4.625%, 02/15/2017	19,966
2,800,000	US Treasury Note, 4.625%, 11/15/2016	2,792,672

	Total U.S. Government & Agency Obligations (cost $22,188,140)	22,116,127

	Total Bonds and Notes (cost $42,890,294)	42,828,620

SHORT TERM INVESTMENTS - 2.77%
number of shares		market value
1,229,993	Timothy Plan Money Market Fund, 4.51% (B) (C)	1,229,993

	Total Short-Term Investments (cost $1,229,993)	1,229,993

	TOTAL INVESTMENTS (cost $44,120,287) - 99.17%	44,058,613

	CASH & OTHER ASSETS LESS LIABILITIES - 0.83%	370,653

	NET ASSETS - 100.00%	$44,429,266

	(A) Issued under Rule 144A. Private Placement.
	(B) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(C) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$265,244
	Gross Unrealized Depreciation	(326,918)

	Net Unrealized Gain/(Loss)	$(61,674)

	Cost of Investments	$44,120,287

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 97.33%
number of shares		market value
	AIR DELIVERY & FREIGHT SERVICES - 1.40%
15,300	UTI Worldwide, Inc.	$376,074

	BUILDING PRODUCTS - CEMENT/AGGREGATION - 3.02%
6,000	Martin Marietta Materials, Inc.	811,200

	BUILDING RESIDENTIAL/COMMERCIAL - 0.79%
5,000	Lennar Corp. - Class A	211,050

	CELLULAR TELECOM - 5.47%
19,800	NII Holdings, Inc. *	1,468,764

	COMPUTER COMMUNICATION EQUIPMENT - 1.22%
4,900	F5 Networks, Inc. *	326,732

	COMPUTER SERVICES - 2.43%
7,400	Cognizant Technology Solutions Corp. - Class A *	653,198

	COMPUTERS - MEMORY DEVICES - 1.35%
9,950	Network Appliance, Inc. *	363,374

	DIAGNOSTIC EQUIPMENT - 0.96%
5,500	Gen-Probe, Inc. *	258,940

	DISPOSABLE MEDICAL PRODUCTS - 1.57%
5,300	C.R. Bard, Inc.	421,403

	DIVERSIFIED COMMUNICATION SERVICES - 4.15%
28,600	American Tower Corp. - Class A *	1,113,970

	DRUGS & PHARMACEUTICALS - 1.97%
13,500	Herbalife Ltd. *	529,065

	E-COMMERCE/SERVICES - 2.03%
11,500	Monster Worldwide, Inc. *	544,755

	EDUCATIONAL SERVICES - 3.49%
11,500	ITT Educational Services, Inc. *	937,135

	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 1.32%
12,300	NVIDIA Corp. *	353,994

	FINANCE - INVESTMENT BANKER/BROKER - 2.52%
7,200	Legg Mason, Inc.	678,312

	FINANCIAL GUARANTY INSURANCE - 2.80%
8,700	Ambac Financial Group, Inc.	751,593

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 97.33% (continued)

number of shares		market value
	SERVICES - FINANCE SERVICES - 2.80%
15,000	Lazard Ltd. - Class A	$752,700

	FOOTWEAR - 2.02%
26,600	Iconix Brand Group, Inc. *	542,640

	HEALTH CARE DISTRIBUTORS - 3.82%
18,600	Henry Schein, Inc. *	1,026,348

	HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 3.22%
9,000	Harman International Industries, Inc.	864,720

	MEDICAL - BIOMEDICAL/GENETICS - 5.61%
16,700	Celgene Corp. *	876,082
29,100	PDL BioPharma, Inc. *	631,470

		1,507,552

	MEDICAL LABS & TESTING SERVICES - 0.97%
4,400	Covance, Inc. *	261,096

	METAL PROCESSORS & FABRICATION - 4.53%
11,700	Precision Castparts Corp.	1,217,385

	OIL & GAS DRILLINGS - 2.64%
3,300	Diamond Offshore Drilling, Inc.	267,135
8,300	Ultra Petroleum Corp. *	440,979

		708,114

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.15%
7,900	Denbury Resources, Inc. *	235,341
14,900	Southwestern Energy Co. *	610,602

		845,943

	OIL FIELD MACHINERY & EQUIPMENT - 3.80%
7,200	Grant Prideco, Inc. *	358,848
8,500	National-Oilwell Varco, Inc. *	661,215

		1,020,063

	OPERATIVE BUILDERS - 2.42%
15,000	D.R. Horton, Inc.	330,000
12,100	Pulte Homes, Inc.	320,166

		650,166

	REAL ESTATE MANAGEMENT/SERVICES - 3.45%
27,150	CB Richard Ellis Group, Inc. - Class A *	927,987

	RETAIL - APPAREL/SHOES - 2.60%
17,400	Aeropostale, Inc. *	700,002

	RETAIL - EATING PLACES - 2.37%
10,800	Panera Bread Co. - Class A *	637,848

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 97.33% (continued)

number of shares		market value
	RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.15%
5,300	Dick’s Sporting Goods, Inc. *	$308,778

	RETAIL - PET FOOD & SUPPLIES - 2.11%
17,200	PetSmart, Inc.	566,912

	RETAIL - SPECIALTY - 0.98%
5,100	Tractor Supply Co. *	262,650

	SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES - 2.81%
25,700	Nasdaq Stock Market, Inc. *	755,837

	SEMICONDUCTORS & RELATED DEVICES - 3.27%
24,600	QLogic Corp. *	418,200
17,900	Xilinx, Inc.	460,567

		878,767

	SPECIALTY OUTPATIENT FACILITIES SERVICES - 1.23%
8,200	Psychiatric Solutions, Inc. *	330,542

	SOFTWARE & PROGRAMMING - 0.73%
5,400	Amdocs Ltd. *	196,992

	SPORTING ACTIVITIES - 1.66%
8,700	LIFE TIME FITNESS, Inc. *	447,267

	TRADING COMPANIES & DISTRIBUTORS - 0.87%
6,700	Fastenal Co.	234,835

	VETERINARY DIAGNOSTICS - 1.13%
8,400	VCA Antech, Inc. *	305,004

	WEB HOSTING/DESIGN - 1.50%
4,700	Equinix, Inc. *	402,461

	Total Common Stocks (cost $22,342,136)	26,152,168

SHORT TERM INVESTMENTS - 2.80%
number of shares		market value
750,931	Timothy Plan Money Market Fund, 4.51% (A) (B)	$750,931

	Total Short-Term Investments (cost $750,931)	750,931

	TOTAL INVESTMENTS (cost $23,093,067) - 100.13%	26,903,099

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.13)%	(33,730)

	NET ASSETS - 100.00%	$26,869,369

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$4,740,572
	Gross Unrealized Depreciation	(930,540)

	Net Unrealized Gain/(Loss)	$3,810,032

	Cost of Investments	$23,093,067

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 90.70%
number of shares		market value
	APPAREL MANUFACTURERS - 1.02%
15,000	Coach, Inc. *	$750,750

	AUDIO/VIDEO PRODUCTS - 0.98%
7,500	Harman International Industries, Inc.	720,600

	BEVERAGES - NON-ALCOHOLIC - 1.55%
30,000	Hansen Natural Corp. *	1,136,400

	BUSINESS SERVICES - 1.97%
40,000	Cintas Corp.	1,444,000

	CHEMICALS - SPECIALTY - 0.59%
10,000	Ecolab, Inc.	430,000

	COMMERCIAL BANKS - WESTERN US - 1.96%
17,000	Zions Bancorporation	1,436,840

	COMPUTERS - MEMORY DEVICES - 0.99%
20,000	Network Appliance, Inc. *	730,400

	COMPUTER SERVICES - 1.38%
11,500	Cognizant Technology Solutions Corp. - Class A *	1,015,105

	COSMETICS & TOILETRIES - 1.82%
20,000	Colgate-Palmolive Co.	1,335,800

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.43%
25,000	Danaher Corp.	1,786,250

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.46%
42,000	Emerson Electric Co.	1,809,780

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 2.21%
30,000	Marvell Technology Group Ltd. *	504,300
18,500	MEMC Electronic Materials, Inc. *	1,120,730

		1,625,030

	ELECTRONICS - MILITARY - 1.99%
16,700	L-3 Communications Holdings, Inc.	1,460,749

	ENTERPRISE SOFTWARE/SERVICES - 2.49%
41,000	SAP AG (ADR)	1,830,650

	FINANCE SERVICES - 1.54%
42,000	First Data Corp.	1,129,800

	FOOD - WHOLESALE/DISTRIBUTION - 2.35%
51,000	Sysco Corp.	1,725,330

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.04%
25,050	Rockwell Automation, Inc.	1,499,744

	INSURANCE BROKERS - 1.46%
27,000	Willis Group Holdings Ltd.	1,068,660

	LABORATORY ANALYTICAL INSTRUMENTS - 1.57%
18,000	Beckman Coulter, Inc.	1,150,020

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 90.70% (continued)

number of shares		market value
	MEDICAL - BIOMEDICAL/GENETICS - 2.12%
26,000	Genzyme Corp. *	$1,560,520

	MEDICAL INSTRUMENTS - 1.89%
37,000	St. Jude Medical, Inc. *	1,391,570

	MEDICAL PRODUCTS - 6.60%
30,000	Baxter International, Inc.	1,580,100
20,500	Celgene Corp. *	1,075,430
33,000	Stryker Corp.	2,188,560

		4,844,090

	MULTI-LINE INSURANCE - 2.65%
29,000	American International Group, Inc.	1,949,380

	NETWORKING PRODUCTS - 1.02%
38,000	Juniper Networks, Inc. *	747,840

	OIL - FIELD SERVICES - 2.83%
17,000	Schlumberger Ltd.	1,174,700
20,000	Weatherford International Ltd. *	902,000

		2,076,700

	OIL COMPANY - INTEGRATED - 1.90%
20,000	Total SA (ADR)	1,395,600

	OIL FIELD MACHINERY & EQUIPMENT - 0.79%
7,500	National-Oilwell Varco, Inc. *	583,425

	PHARMACEUTICAL PREPARATIONS - 0.80%
21,000	Vertex Pharmaceuticals, Inc. *	588,840

	PHARMACY SERVICES - 1.98%
20,000	Medco Health Solutions, Inc. *	1,450,600

	PUMPS & PUMPING EQUIPMENT - 1.07%
13,000	ITT Corp.	784,160

	RAILROAD EQUIPMENT - 1.03%
18,000	Trinity Industries, Inc.	754,560

	RETAIL - APPAREL/SHOE - 1.36%
41,000	Chico’s FAS, Inc. *	1,001,630

	RETAIL - BEDDING - 2.79%
51,000	Bed Bath & Beyond, Inc. *	2,048,670

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 90.70% (continued)

number of shares		market value
	RETAIL - BUILDING PRODUCTS - 2.91%
67,900	Lowe’s Companies, Inc.	$2,138,171

	RETAIL - DISCOUNT - 0.95%
13,000	Costco Wholesale Corp.	699,920

	RETAIL - EATING PLACES - 0.98%
27,000	The Cheesecake Factory, Inc. *	719,550

	RETAIL - JEWELRY STORES - 2.54%
41,000	Tiffany & Co.	1,864,680

	RETAIL - PET FOOD & SUPPLIES - 1.03%
23,000	PetSmart, Inc.	758,080

	SECURITY BROKERS, DEALERS & FLOTATION - 2.57%
20,000	Legg Mason, Inc.	1,884,200

	SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.48%
23,000	T. Rowe Price Group, Inc.	1,085,370

	SEMICONDUCTOR EQUIPMENT - 2.07%
30,000	Linear Technology Corp.	947,700
13,000	SanDisk Corp. *	569,400

		1,517,100

	SEMICONDUCTORS & RELATED DEVICES - 1.36%
29,000	Analog Devices, Inc.	1,000,210

	SERVICES - ADVERTISING AGENCIES - 1.03%
16,000	Monster Worldwide, Inc. *	757,920

	SERVICES - MISC. HEALTH & ALLIED SERVICES - 2.03%
28,000	DaVita, Inc. *	1,492,960

	TELECOMMUNICATION EQUIPMENT - 1.04%
15,000	Harris Corp.	764,250

	THERAPEUTICS - 3.54%
34,000	Gilead Sciences, Inc. *	2,601,000

	TRUCKING & COURIER SERVICES - 2.29%
24,000	United Parcel Service, Inc. - Class B	1,682,400

	WIRELESS EQUIPMENT - 3.25%
104,000	Nokia Corp. (ADR)	2,383,680

	Total Common Stocks (cost $58,617,922)	66,612,984

SHORT-TERM INVESTMENTS - 6.25%
number of shares		market value
4,587,809	Timothy Plan Money Market, 4.51% (A) (B)	4,587,809

	Total Short-Term Investments (cost $4,587,809)	4,587,809

	TOTAL INVESTMENTS (cost $63,205,731) - 96.95%	71,200,793

	CASH & OTHER ASSETS LESS LIABILITIES - 3.05%	2,243,379

	NET ASSETS - 100.00%	$73,444,172

	*Non-income producing securities.
	(ADR) American Depositary Receipt.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$9,315,742
	Gross Unrealized Depreciation	(1,320,680)

	Net Unrealized Gain/(Loss)	$7,995,062

	Cost of Investments	$63,205,731

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

MUTUAL FUNDS - 100.07%
number of shares		market value
1,734,500	Timothy Plan Fund Aggressive Growth Fund - Class A (A)	$12,679,194
2,984,792	Timothy Plan Fund Large/Mid Cap Growth Fund - Class A* (A)	22,326,246
1,061,093	Timothy Plan Fund Large/Mid Cap Value Fund - Class A (A)	15,980,065
819,292	Timothy Plan Fund Small-Cap Value Fund - Class A (A)	12,830,106

	Total Mutual Funds (cost $55,132,191)	63,815,611

SHORT-TERM INVESTMENTS - 0.11%
number of shares		market value
67,830	Timothy Plan Money Market, 4.51%(A) (B)	67,830

	Total Short-Term Investments (cost $67,830)	67,830

	Total Investments (cost $55,200,021) - 100.18%	63,883,441

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.18)%	(113,374)

	TOTAL NET ASSETS - 100.00%	$63,770,067

	* Non-income producing securities
	(A) Fund held is another series within the Timothy Plan.
	(B) Variable rate security; the yield shown represents the rate at March 31, 2007.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$8,683,420
	Gross Unrealized Depreciation	—

	Net Unrealized Gain/(Loss)	$8,683,420

	Cost of Investments	$55,200,021

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

MUTUAL FUNDS - 99.68%
number of shares		market value
1,514,192	Timothy Plan Fund Fixed Income Fund - Class A (A)	$15,066,206
1,362,888	Timothy Plan Fund Large/Mid Cap Growth Fund - Class A* (A)	10,194,401
1,016,277	Timothy Plan Fund Large/Mid Cap Value Fund - Class A (A)	15,305,133
655,330	Timothy Plan Fund Small-Cap Value Fund - Class A (A)	10,262,475

	Total Mutual Funds (cost $44,805,296)	50,828,215

SHORT-TERM INVESTMENTS - 0.03%
number of shares		market value
15,436	Timothy Plan Money Market, 4.51% (A) (B)	15,436

	Total Short-Term Investments (cost $15,436)	15,436

	Total Investments (cost $44,820,732) - 99.71%	50,843,651

	CASH & OTHER ASSETS LESS LIABILITIES - 0.29%	147,801

	TOTAL NET ASSETS - 100.00%	$50,991,452

	* Non-income producing securities
	(A) Fund held is another series within the Timothy Plan.
	(B) Variable rate security; the yield shown represents the rate at March 31, 2007.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$6,310,641
	Gross Unrealized Depreciation	(287,722)

	Net Unrealized Gain/(Loss)	$6,022,919

	Cost of Investments	$44,820,732

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

SHORT-TERM INVESTMENTS - 100.10%

par value		market value
	U.S. Government Agencies - 45.72%
$1,050,000	Federal Home Loan Bank, 5.03%, 04/03/2007	$1,049,700
1,000,000	Federal Home Loan Bank, 5.12%, 06/13/2007	989,719
290,000	Federal Home Loan Bank, 5.13%, 08/22/2007	284,113
1,050,000	Federal Home Loan Bank, 5.14%, 04/27/2007	1,046,083
1,000,000	Federal Home Loan Bank, 5.14%, 06/18/2007	988,972
1,050,000	Federal Home Loan Bank, 5.15%, 05/04/2007	1,045,052
1,275,000	Federal Home Loan Bank, 5.15%, 06/08/2007	1,262,639
1,050,000	Federal Home Loan Bank, 5.16%, 04/10/2007	1,048,653
1,050,000	Federal Home Loan Bank, 5.16%, 04/30/2007	1,045,721
1,150,000	Federal Home Loan Bank, 5.16%, 05/25/2007	1,141,441
1,050,000	Federal Home Loan Bank, 5.17%, 04/25/2007	1,046,476
1,000,000	International Bank for Reconstruction & Development, 5.06%, 05/21/2007	992,889

	Total U.S. Government Agencies (amortized cost $11,941,458)	11,941,458

	Money Market Instruments - 7.57%
1,185,115	Fidelity Institution Money Market Portfolio, 5.18% (A)	1,185,115
793,152	First American Treasury Obligation Fund, 4.82% (A)	793,152

	Total Money Market Instruments (cost $1,978,267)	1,978,267

	U.S. Treasury Bills - 46.81%
5,760,000	U.S. Treasury Bill, 4.53%, 04/19/2007	5,745,476
6,555,000	U.S. Treasury Bill, 4.53%, 06/21/2007	6,482,709

	Total U.S. Treasury Bills (cost $12,228,185)	12,228,185

	TOTAL INVESTMENTS (cost $26,147,910) - 100.10%	26,147,910

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10)%	(26,970)

	TOTAL NET ASSETS - 100.00%	$26,120,940

	(A) Variable rate security; the yield shown represents the rate at December 31, 2006

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	—

	Net Unrealized Gain/(Loss)	$—

	Cost of Investments	$26,147,910

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 89.06%
number of shares
	AEROSPACE/DEFENSE - 4.03%
2,075	EDO Corp.	$54,365
350	Teledyne Technologies, Inc. *	13,104

		67,469

	AUDIO/VIDEO PRODUCTS - 2.17%
1,500	DTS, Inc. *	36,345

	AUCTION HOUSE/ART DEALER - 2.97%
1,800	Adesa, Inc.	49,734

	AUTOMOTIVE RETAIL - 1.38%
840	Lithia Motors, Inc. - Class A	23,024

	BUILDING PRODUCTS - AIR & HEATING - 3.59%
1,685	Lennox International, Inc.	60,154

	BUSINESS SERVICES - 2.50%
1,670	Macrovision Corp. *	41,833

	COMMERCIAL BANKS - CENTRAL US - 1.47%
1,176	Sterling Bancshares, Inc.	13,148
560	Texas Capital Bancshares, Inc. *	11,480

		24,628

	COMMERCIAL BANKS - EASTERN US - 1.58%
815	Signature Bank *	26,520

	COMMERCIAL BANKS - SOUTHERN US - 1.32%
1,108	Cadence Financial Corp.	22,160

	COMMERCIAL SERVICES - FINANCE - 3.27%
1,545	Interactive Data Corp.	38,239
665	Net 1 UEPS Technologies, Inc. *	16,545

		54,784

	COMPUTER AIDED DESIGN - 1.63%
2,101	Aspen Technology, Inc. *	27,313

	COMPUTERS - MEMORY DEVICES - 0.33%
425	Smart Modular Technologies (WWH), Inc. *	5,436

	COMPUTERS - PERIPHERAL EQUIPMENT - 0.88%
630	Electronics for Imaging, Inc. *	14,773

	CONSULTING SERVICES - 0.94%
800	Navigant Consulting, Inc. *	15,808

	DATA PROCESSING/MANAGEMENT - 1.33%
2,312	InfoUSA, Inc.	22,241

	DIVERSIFIED MANUFACTURING OPERATIONS - 1.40%
1,885	Blount International, Inc. *	23,468

	E-COMMERCE/PRODUCTS - 2.07%
4,450	1-800-FLOWERS.COM, Inc. - Class A *	34,621

	ELECTRONIC COMPONENTS - 1.68%
400	Benchmark Electronics, Inc. *	8,264
955	Microsemi Corp. *	19,874

		28,138

	ENGINEERING / R&D SERVICES - 2.62%
1,030	URS Corp. *	43,868

	GOLD AND SILVER ORES - 1.23%
2,680	IAMGOLD Corp.	20,663

	HOUSEHOLD PRODUCTS - 1.40%
530	Central Garden & Pet Co. *	7,828
1,060	Central Garden & Pet Co. - Class A *	15,582

		23,410

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.87%
1,405	Intermec, Inc. *	31,388

	INDUSTRIAL AUDIO & VIDEO PRODUCTS - 1.14%
1,355	Sonic Solutions *	19,105

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 89.06% (continued)

number of shares
	LIFE INSURANCE - 2.96%
1,688	American Equity Investment Life Holding Co.	$22,163
948	IPC Holdings Ltd.	27,350

		49,513

	MEDICAL - BIOMEDICAL/GENETICS - 3.11%
150	Bio-Rad Laboratories, Inc. - Class A*	10,476
900	Charles River Laboratories International, Inc. *	41,634

		52,110

	MEDICAL - DRUGS - 2.30%
1,555	K-V Pharmaceutical Co. - Class A *	38,455

	MEDICAL - OUTPATIENT/HOME MEDICAL - 0.47%
320	AmSurg Corp. *	7,837

	NETWORKING PRODUCTS - 0.78%
390	Polycom, Inc. *	12,999

	OIL & GAS DRILLING - 2.21%
5,530	Grey Wolf, Inc. *	37,051

	OIL & GAS FIELD SERVICES - 2.77%
1,100	Oceaneering International, Inc. *	46,332

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.83%
1,505	Comstock Resources, Inc. *	41,207
550	Swift Energy Co.*	22,973

		64,180

	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.26%
1,085	Avid Technology, Inc. *	37,845

	PUBLISHING - BOOKS - 2.19%
969	John Wiley & Sons, Inc. - Class A	36,589

	RETAIL - APPAREL/SHOE - 0.63%
450	Stage Stores, Inc.	10,490

	RETAIL - OFFICE SUPPLIES - 1.84%
855	School Specialty, Inc. *	30,874

	RETAIL - RADIO, TV & CONSUMER ELECTRONICS - 0.90%
335	Guitar Center, Inc. *	15,115

	RETAIL - RESTAURANTS - 1.63%
295	Brinker International, Inc.	9,647
380	CBRL Group, Inc.	17,594

		27,241

	SAVINGS INSTITUTION, FEDERALLY CHARTERED - 0.65%
998	BankAtlantic Bancorp, Inc. - Class A	10,938

	SERVICES - BUSINESS SERVICES - 1.12%
2,235	SonicWALL, Inc. *	18,685

	SERVICES - HELP SUPPLY SERVICES - 1.65%
1,512	Cross Country Healthcare, Inc. *	27,564

	SERVICES - HOSPITALS - 2.05%
2,765	On Assignment, Inc. *	34,314

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2007 - (Unaudited)

COMMON STOCKS - 89.06%% (continued)

number of shares		market value
	SERVICES - PREPACKAGED SOFTWARE - 1.10%
965	Parametric Technology Corp. *	$18,422

	SERVICES - SOCIAL SERVICES - 1.67%
1,180	Providence Service Corp. *	27,990

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.58%
2,105	Merit Medical System, Inc. *	26,418

	SURETY INSURANCE - 0.73%
450	Assured Guaranty Ltd.	12,294

	TECHNOLOGY DISTRIBUTORS - 1.71%
1,590	Insight Enterprises, Inc. *	28,588

	TELECOMMUNICATIONS EQUIPMENT - 2.36%
920	CommScope, Inc. *	39,468

	WIRE & CABLE PRODUCTS - 2.19%
685	Belden CDT, Inc.	36,709

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.57%
2,500	Syniverse Holdings, Inc. *	26,350

	Total Common Stocks (cost $1,341,299)	1,491,254

INVESTMENT COMPANIES - 5.27%
number of shares		market value
1,660	Apollo Investment Corp.	35,524
2,815	MCG Capital Corp.	52,809

	Total Investment Companies (cost $79,282)	88,333

REITs - 4.29%
number of shares		market value
1,600	Annaly Capital Management, Inc.	24,768
1,796	Deerfield Triarc Capital Corp.	26,922
1,011	Kite Realty Group Trust	20,170

	Total REITs (cost $66,105)	71,860

SHORT-TERM INVESTMENTS - 0.21%
number of shares		market value
3,454	Timothy Plan Money Market, 4.51% (A) (B)	3,454

	Total Short-Term Investments (cost $3,454)	3,454

	TOTAL INVESTMENTS (cost $1,490,140) - 98.83%	1,654,901

	OTHER ASSETS LESS LIABILITIES - 1.17%	19,564

	NET ASSETS - 100.00%	$1,674,465

	*Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$225,456
	Gross Unrealized Depreciation	(60,695)

	Net Unrealized Gain/(Loss)	$164,761

	Cost of Investments	$1,490,140

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2007

TIMOTHY PLAN

Note 1 – Unrealized Appreciation (Depreciation)

At March 31, 2007, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value	$77,026,317	$12,115,916	$(934,874)	$11,181,042
Large / Mid-Cap Value	$87,234,437	$19,192,383	$(415,025)	$18,777,358
Fixed Income	$44,120,287	$265,244	$(326,918)	$(61,674)
Aggressive Growth	$23,093,067	$4,740,572	$(930,540)	$3,810,032
Large / Mid-Cap Growth	$63,205,731	$9,315,742	$(1,320,680)	$7,995,062
Strategic Growth	$55,200,021	$8,683,420	$—	$8,683,420
Conservative Growth	$44,820,732	$6,310,641	$(287,722)	$6,022,919
Money Market	$26,147,910	$—	$—	$—
Patriot	$1,490,140	$225,456	$(60,695)	$164,761

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer
Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer
Date:	May 21, 2007